Business Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Acquisitions [Abstract]
Business Acquisitions
5.	Business acquisitions

Advanced Veterinary Care of Pasco

On January 14, 2022, the Company acquired the veterinary practice and related assets of Advanced Veterinary Care of Pasco in Hudson, FL by entering into an Asset Purchase Agreement (“Advanced Veterinary APA”) with Advanced Veterinary Care of Pasco, LLC (“AVP”) and DJA Asset Management, LLC, (“DJA”) (the “Pasco Practice” or collectively “Pasco”) in exchange for the payment of $1,014,000 through the Company’s wholly owned subsidiary, IVP FL Holding Company, LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $817,135 (See Note 6 – Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $164,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the combined acquisitions from the Pasco Practice in the amount of $1,014,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$850,000
Note Payable	164,000
Acquisition costs included in general and administrative	25,315

Recognized amounts of identifiable assets acquired
Inventory	35,000
Furniture, fixtures & equipment	144,904
Trademark (5-year life)	97,600
Non-compete agreement (2-year life)	25,500
Client list (5-year life)	157,000
Total identifiable net assets assumed	460,004
Goodwill	553,996
Total	$1,014,000

Since we first reported the preliminary purchase price allocation for the Pasco transaction as of June 30, 2022, the Company made measurement periodic adjustment, which composed of a $74,904 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Lytle Veterinary Clinic

On March 15, 2022, the Company acquired the veterinary practice and related assets of Lytle Veterinary Clinic in Texas by entering into an Asset Purchase Agreement (“Lytle APA”) with Lytle Veterinary Clinic, Inc. (“Lytle”) in exchange for the payment of $662,469 through the Company’s wholly owned subsidiary IVP Texas Holding Company, LLC and its wholly owned subsidiary, IVP Texas Managing Co., LLC. Simultaneously, the Company the real estate operations (land and buildings) utilized by the Lytle Practice was purchased through a Bill of Sale in exchange for $ 780,000 from the Lytle Practice through the Company’s wholly owned subsidiary, IVP Texas Properties, LLC.

This acquisition was financed by two loans provided by Farmers National Bank of Danville Kentucky for a total of $1,141,098 (See Note 6 – “Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $100,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the combined acquisitions from the Lytle Practice in the amount of $1,442,469 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$1,342,469
Note Payable	100,000

Acquisition costs included in general and administrative	43,605
Recognized amounts of identifiable assets acquired
Inventory	28,894
Buildings	660,000
Land	120,000
Furniture, fixtures & equipment	22,991
Tradename – trademarks (5-year life)	40,300
Non-compete agreement (2-year life)	23,200
Client list (5-year life)	116,000
Total identifiable net assets assumed	1,011,385
Goodwill	431,084
Total	$1,442,469

Since we first reported the preliminary purchase price allocation for the Lytle transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $46,563 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Southern Kern Veterinary Clinic

On March 22, 2022, the Company acquired the veterinary practice and related assets of Southern Kern Veterinary Clinic in California by entering into an Asset Purchase Agreement (“Kern APA”) with Southern Kern Veterinary Clinic, Inc. (“Kern”) in exchange for the payment of $1,500,000 through the Company’s wholly owned subsidiary IVP CA Holding Co., LLC and its wholly owned subsidiary, IVP Texas Managing Co., LLC. Simultaneously, the real estate operations (land and buildings) utilized by the Kern Practice was purchased through a Bill of Sale in exchange for $500,000 from the Kern Practice through the Company’s wholly owned subsidiary, IVP CA Properties, LLC. This acquisition was financed by two loans provided by Farmers National Bank of Danville Kentucky for a total of $1,700,000 (See Note 6 – “Debt – Master Lending and Credit Facility).

The total cash consideration paid for the combined acquisitions from the Kern Practice in the amount of $2,000,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$2,000,000
Acquisition costs included in general and administrative	34,812

Recognized amounts of identifiable assets acquired
Inventory	25,000
Buildings	425,156
Land	74,844
Furniture, fixtures & equipment	176,862
Tradename – Trademarks (5-year life)	57,800
Non-compete agreement (2-year life)	38,600
Client list (5-year life)	249,000
Total identifiable net assets assumed	1,047,262
Goodwill	952,738
Total	$2,000,000

Since we first reported the preliminary purchase price allocation for the Kern transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $76,862 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Bartow Animal Clinic

On May 18, 2022, the Company acquired the veterinary practice and related assets of Bartow Animal Clinic in Bartow, FL by entering into an Asset Purchase Agreement (“Bartow APA”) with Winter Park Veterinary Clinic, Inc. (“Bartow”) in exchange for the payment of $1,055,000 through the Company’s wholly owned subsidiary IVP FL Holding Company LLC. Simultaneously, the real estate operations (land and buildings) utilized by the Bartow Practice was purchased through a Bill of Sale in exchange for $350,000 from the Bartow Practice through the Company’s wholly owned subsidiary, IVP CA Properties, LLC.

This acquisition was financed by two loans provided by Farmers National Bank of Danville Kentucky for a total of $969,000 (See Note 6 – “Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $100,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the combined acquisitions from the Bartow Practice in the amount of $1,405,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$1,305,000
Notes Payable	100,000
Acquisition costs included in general and administrative	14,960

Recognized amounts of identifiable assets acquired
Inventory	15,000
Buildings	230,000
Land	60,000
Furniture, fixtures & equipment	171,984
Tradename – Trademarks (5-year life)	49,800
Non-compete agreement (2-year life)	13,900
Client list (5-year life)	90,000
Total identifiable net assets assumed	630,684
Goodwill	774,316
Total	$1,405,000

Since we first reported the preliminary purchase price allocation for the Bartow transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $96,984 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Dietz Family Pet Hospital

On June 15, 2022, the Company acquired the veterinary practice and related assets of Dietz Family Pet Hospital in Richmond, TX by entering into an Asset Purchase Agreement (“Dietz APA”) with Dietz Family Pet Hospital, P.A. (“Dietz”) in exchange for the payment of $500,000 through the Company’s wholly owned subsidiary IVP Texas Holding Company LLC and its wholly owned subsidiary, IVP Texas Managing Co. LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $382,500 (See Note 6 – “Debt – Master Lending and Credit Facility) and note payable due to the sellers on or before September 9, 2027 in the amount of $50,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition of the Dietz Practice in the amount of $500,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$450,000
Notes Payable	50,000
Acquisition costs included in general and administrative	20,193

Recognized amounts of identifiable assets acquired
Inventory	21,000
Furniture, fixtures & equipment	59,151
Tradename – trademarks (5-year life)	37,800
Non-compete agreement (2-year life)	12,200
Customer Lists (5-year life)	32,000
Total identifiable net assets assumed	162,151
Goodwill	337,849
Total	$500,000

Since we first reported the preliminary purchase price allocation for the Dietz transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $15,849 decrease to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Aberdeen Veterinary Clinic

On July 29, 2022, the Company acquired the veterinary practice and related assets of Aberdeen Veterinary Clinic in Aberdeen, MD (“Aberdeen Practice”) by entering into an Asset Purchase Agreement (“Aberdeen APA”) with Fritz Enterprises, Inc. in exchange for the payment of $574,683 through the Company’s wholly owned subsidiary, IVP MD Holding Company, LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $445,981 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $50,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Aberdeen Practice in the amount of $574,683 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$524,683
Convertible Notes Payable	50,000
Acquisition costs included in general and administrative	17,762

Recognized amounts of identifiable assets acquired
Inventory	20,000
Furniture, fixtures & equipment	145,982
Trademark (5-year life)	18,600
Non-compete agreement (2-year life)	9,700
Client list (5-year life)	25,000
Total identifiable net assets assumed	219,282
Goodwill	355,401
Total	$574,683

Since we first reported the preliminary purchase price allocation for the Aberdeen transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $30,882 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

All Breed Pet Care

On August 12, 2022, the Company acquired the veterinary practice and related assets of All Breed Pet Care veterinary clinic in Newburgh, IN by entering into an Asset Purchase Agreement (“All Breed APA”) with Tejal Rege (the “All Breed Practice” or collectively “All Breed”) in exchange for the payment of $952,000 through the Company’s wholly owned subsidiary IVP IN Holding Company, LLC. Simultaneously, the real estate operations (land and building) utilized by the All Breed practice was purchased through a Bill of Sale in exchange for $1,200,000 from All Breed Pet Care, LLC through the Company’s wholly owned subsidiary, IVP IN Properties, LLC.

These acquisitions were financed by three loans provided by Farmers National Bank of Danville Kentucky for a total $1,765,450 (See Note 6 – Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $75,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition of the All Breed Practice in the amount of $2,122,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$2,077,000
Convertible Notes Payable	75,000
Acquisition costs included in general and administrative	15,000

Recognized amounts of identifiable assets acquired
Inventory	45,000
Building	1,045,000
Land	155,000
Furniture, fixtures & equipment	170,013
Trademark (5-year life)	63,600
Non-compete agreement (2-year life)	31,800
Client list (5-year life)	196,000
Total identifiable net assets assumed	1,706,413
Goodwill	445,587
Total	$2,152,000

Since we first reported the preliminary purchase price allocation for the All Breed transaction as of June 30, 2022, the Company made measurement period adjustments, which composed of a $20,000 increase to Inventory and a $70,013 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Pony Express

On October 31, 2022, the Company acquired the veterinary practice and related assets of Pony Express Veterinary Clinic in Xenia, OH (“Pony Express Practice” or collectively “Pony Express”) by entering into an Asset Purchase Agreement (“Pony Express APA”) with Pony Express Veterinary Hospital, Inc. in exchange for the payment of $2,608,652 through the Company’s wholly owned subsidiary, IVP OH Holding Company, LLC. Simultaneously, the real estate operations (land and building) utilized by the Pony Express practice was purchased through a Bill of Sale in exchange for $500,000 from Pony Expressions Enterprises, Ltd through the Company’s wholly owned subsidiary, IVP OH Properties, LLC.

This acquisition was financed by three loans provided by First Southern National Bank for a total of $2,853,314 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $200,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Pony Express Practice in the amount of $3,108,652 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$2,908,652
Convertible Note Payable	200,000
Acquisition costs included in general and administrative	6,077

Recognized amounts of identifiable assets acquired
Inventory	44,000
Building	234,221
Land	265,779
Furniture, fixtures & equipment	253,072
Trademark (5-year life)	276,900
Non-compete agreement (2-year life)	120,400
Client list (5-year life)	556,000
Total identifiable net assets assumed	1,760,372
Goodwill	1,348,280
Total	$3,108,652

Williamsburg

On December 9, 2022, the Company acquired the veterinary practice and related assets of Williamsburg Veterinary Clinic in Williamsburg, MA (“Williamsburg Practice”) by entering into an Asset Purchase Agreement (“Williamsburg APA”) with Williamsburg Animal Clinic, LLC in exchange for the payment of $850,000 through the Company’s wholly owned subsidiary, IVP MA Holding Company, LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $637,500 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $100,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Williamsburg Practice in the amount of $850,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$750,000
Convertible Note Payable	100,000
Acquisition costs included in general and administrative	19,196

Recognized amounts of identifiable assets acquired
Inventory	61,196
Building	-
Land	-
Furniture, fixtures & equipment	28,202
Trademark (5-year life)	79,500
Non-compete agreement (2-year life)	56,300
Client list (5-year life)	190,000
Total identifiable net assets assumed	415,198
Goodwill	434,802
Total	$850,000

Old 41

On December 16, 2022, the Company acquired the veterinary practice and related assets of The Old 41 Veterinary Clinic in Bonita Springs, FL (“Old 41 Practice” or collectively “Old 41”) by entering into an Asset Purchase Agreement (“Old 41 APA”) with The Old 41 Animal Hospital, LLC in exchange for the payment of $665,000 through the Company’s wholly owned subsidiary, IVP FL Holding Company, LLC. Simultaneously, the real estate operations (land and building) utilized by the Old 41 practice was purchased through a Bill of Sale in exchange for $800,000 from Scott A. Gregory DVM, LLC through the Company’s wholly owned subsidiary, IVP FL Properties, LLC.

This acquisition was financed by two loans provided by First Southern National Bank for a total of $1,208,000 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $50,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Old 41 Practice in the amount of $1,465,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$1,415,000
Convertible Note Payable	50,000
Acquisition costs included in general and administrative	12,820

Recognized amounts of identifiable assets acquired
Inventory	15,804
Building	570,000
Land	300,000
Furniture, fixtures & equipment	103,239
Trademark (5-year life)	44,900
Non-compete agreement (2-year life)	17,400
Client list (5-year life)	44,000
Total identifiable net assets assumed	1,095,343
Goodwill	369,657
Total	$1,465,000

Pro-Forma Financial Information (Unaudited)

The following unaudited pro forma information presents the consolidated results of Pasco Practice, Kern Practice, Lytle Practice, Bartow Practice, Dietz Practice, Aberdeen Practice, All Breed Practice, Pony Express Practice, Williamsburg Practice, and Old 41 Practice included in the Company’s consolidated statement of operations for the three and nine months ended September 30, 2022, as if the acquisitions were made on January 1, 2022. The unaudited pro forma information is presented for illustrative purposes only. It is not necessarily indicative of the results of operations of future periods, or the results of operations that actually would have been realized had the entities been a single company during the periods presented or the results that the combined company will experience after the acquisition. The unaudited pro forma information does not give effect to the potential impact of current financial conditions, regulatory matters or any anticipated synergies, operating efficiencies or cost savings that may be associated with the acquisition. The unaudited pro forma information also does not include any integration costs or remaining future transaction costs that the companies may incur related to the acquisition as part of combining the operations of the companies. As a result of the adjustment, $111,045 and $49,595 of amortization expense for the acquired intangible assets was applied in calculating the Net Loss, for the nine and three months ended September 30, 2022, respectively.

The unaudited pro forma consolidated results of operations, assuming the acquisitions had occurred on January 1, 2022, are as follows:

	Nine Months Ended	Three Months Ended
	September 30, 2022	September 30, 2022
Revenue	$8,754,610	$5,710,738
Costs and expenses	10,312,255	7,147,711
Loss from operations	(1,557,645)	(1,436,973)
Other income (expense)	(842,027)	(643,183)
Loss before income taxes	(2,399,672)	(2,080,156)
Provision of income taxes	30,094	30,094
Net income (loss)	(2,369,578)	(2,050,062)

5.	Business acquisitions

Kauai Veterinary Clinic

On January 25, 2021, the Company acquired Kauai Veterinary Clinic, Inc., located in Lihue, Hawaii on the island of Kauai providing regional and local veterinary services (“Kauai Veterinary Clinic” or “KVC”), by entering into a Stock Purchase and Sale Agreement (“KVC SPA”) with the shareholders of KVC to acquire 100% of its issued and outstanding stock in exchange for $1,505,000 dollars (the “KVC Purchase Price) paid to the shareholders of KVC through the Company’s wholly owned subsidiary, IVP Practice Holding Company, LLC. Simultaneously to the closing of KVC, the Company acquired the underlying real estate from a third party in exchange for $1,300,000 through the Company’s wholly owned subsidiary, IVP Real Estate Holding Co., LLC. These two acquisitions were financed by the three loans provided by First Southern National Bank for a total of $2,383,400 (See Note 6 – “Debt – FSNB Commercial Loans).

The total cash consideration paid for the acquisition from the KVC Practice in the amount of $1,505,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash	$1,505,000
Acquisition costs included in general and administrative	37,495
Recognized amounts of identifiable assets acquired
Furniture, fixtures & equipment	81,654
Tradename (5-year life)	41,300
Client list (5-year life)	126,000
Total identifiable net assets assumed	248,954
Goodwill	1,256,046
Total	$1,505,000

Chiefland Animal Hospital

On August 20, 2021, the Company acquired the veterinary practice and related assets of Chiefland Animal Hospital by entering into an Asset Purchase Agreement (“Chiefland APA”) with Polycontec, Inc. (the “Chiefland Practice”) in exchange for the payment of $285,000 through the Company’s wholly owned subsidiary, IVP Practice Holding Company, LLC. Simultaneously, the Company the real estate operations (land and buildings) utilized by the Chiefland Practice was purchased through a Bill of Sale in exchange for $279,500 from the Chiefland Practice through the Company’s wholly owned subsidiary, IVP Real Estate Holding Co., LLC. These acquisitions were financed with two loans provided by WealthSouth, a division of Farmers National Bank for a total of $469,259. (See Note 6 – “Debt – Master Lending and Credit Facility).

The total cash consideration paid for the combined acquisitions from the Chiefland Practice in the amount of $564,500 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash	$564,500
Acquisition costs included in general and administrative	34,979
Recognized amounts of identifiable assets acquired
Buildings	159,350
Land	131,831
Furniture, fixtures & equipment	11,995
Tradename (5-year life)	17,200
Client list (5-year life)	60,000
Total identifiable net assets assumed	380,376
Goodwill	184,124
Total	$564,500

Pets & Friends Animal Hospital

On October 7, 2021, the Company acquired the veterinary practice and related assets of the Pets & Friends Animal Hospital by entering into an Asset Purchase Agreement (“P&F APA”) with Pets & Friends Animal Hospital, LLC (“P&F”) in exchange for the payment of $ 375,000 through the Company’s wholly owned subsidiary, IVP Practice Holding Company, LLC. Simultaneously, the Company the real estate operations (land and buildings) utilized by the P&F Practice was purchased through a Bill of Sale in exchange for $264,141 from the P&F Practice through the Company’s wholly owned subsidiary, IVP Real Estate Holding Co., LLC. These acquisitions were financed with two loans provided by WealthSouth, a division of Farmers National Bank for a total of $535,500. (See Note 6 – “Debt – Master Lending and Credit Facility).

The total cash consideration paid for the combined acquisitions from the P&F Practice in the amount of $630,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash	$630,000
Acquisition costs included in general and administrative	55,831
Recognized amounts of identifiable assets acquired
Inventory	41,000
Buildings	181,999
Land	82,142
Furniture, fixtures & equipment	121,486
Non-compete agreement (2-year life)	5,300
Tradename (5-year life)	27,400
Total identifiable net assets assumed	459,327
Goodwill	170,673
Total	$630,000

Advanced Veterinary Care of Pasco

On January 14, 2022, the Company acquired the veterinary practice and related assets of Advanced Veterinary Care of Pasco in Hudson, FL by entering into an Asset Purchase Agreement (“Advanced Veterinary APA”) with Advanced Veterinary Care of Pasco, LLC (“AVP”) and DJA Asset Management, LLC, (“DJA”) (the “Pasco Practice” or collectively “Pasco”) in exchange for the payment of $1,014,000 through the Company’s wholly owned subsidiary, IVP FL Holding Company, LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $817,135 (See Note 6 – Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $164,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the combined acquisitions from the Pasco Practice in the amount of $1,014,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$850,000
Note Payable	164,000
Acquisition costs included in general and administrative	25,315

Recognized amounts of identifiable assets acquired
Inventory	35,000
Furniture, fixtures & equipment	144,904
Trademark (5-year life)	97,600
Non-compete agreement (2-year life)	25,500
Client list (5-year life)	157,000
Total identifiable net assets assumed	460,004
Goodwill	553,996
Total	$1,014,000

Since we first reported the preliminary purchase price allocation for the Pasco transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $74,904 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Lytle Veterinary Clinic

On March 15, 2022, the Company acquired the veterinary practice and related assets of Lytle Veterinary Clinic in Texas by entering into an Asset Purchase Agreement (“Lytle APA”) with Lytle Veterinary Clinic, Inc. (“Lytle”) in exchange for the payment of $662,469 through the Company’s wholly owned subsidiary IVP Texas Holding Company, LLC and its wholly owned subsidiary, IVP Texas Managing Co., LLC. Simultaneously, the Company the real estate operations (land and buildings) utilized by the Lytle Practice was purchased through a Bill of Sale in exchange for $ 780,000 from the Lytle Practice through the Company’s wholly owned subsidiary, IVP Texas Properties, LLC.

This acquisition was financed by two loans provided by Farmers National Bank of Danville Kentucky for a total of $1,141,098 (See Note 6 – “Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $100,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the combined acquisitions from the Lytle Practice in the amount of $1,442,469 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$1,342,469
Note Payable	100,000

Acquisition costs included in general and administrative	43,605
Recognized amounts of identifiable assets acquired
Inventory	28,894
Buildings	660,000
Land	120,000
Furniture, fixtures & equipment	22,991
Tradename – trademarks (5-year life)	40,300
Non-compete agreement (2-year life)	23,200
Client list (5-year life)	116,000
Total identifiable net assets assumed	1,011,385
Goodwill	431,084
Total	$1,442,469

Since we first reported the preliminary purchase price allocation for the Lytle transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $46,563 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Southern Kern Veterinary Clinic

On March 22, 2022, the Company acquired the veterinary practice and related assets of Southern Kern Veterinary Clinic in California by entering into an Asset Purchase Agreement (“Kern APA”) with Southern Kern Veterinary Clinic, Inc. (“Kern”) in exchange for the payment of $1,500,000 through the Company’s wholly owned subsidiary IVP CA Holding Co., LLC and its wholly owned subsidiary, IVP Texas Managing Co., LLC. Simultaneously, the real estate operations (land and buildings) utilized by the Kern Practice was purchased through a Bill of Sale in exchange for $500,000 from the Kern Practice through the Company’s wholly owned subsidiary, IVP CA Properties, LLC. This acquisition was financed by two loans provided by Farmers National Bank of Danville Kentucky for a total of $1,700,000 (See Note 6 – “Debt – Master Lending and Credit Facility).

The total cash consideration paid for the combined acquisitions from the Kern Practice in the amount of $2,000,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$2,000,000
Acquisition costs included in general and administrative	34,812

Recognized amounts of identifiable assets acquired
Inventory	25,000
Buildings	425,156
Land	74,844
Furniture, fixtures & equipment	176,862
Tradename – Trademarks (5-year life)	57,800
Non-compete agreement (2-year life)	38,600
Client list (5-year life)	249,000
Total identifiable net assets assumed	1,047,262
Goodwill	952,738
Total	$2,000,000

Since we first reported the preliminary purchase price allocation for the Kern transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $76,862 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Bartow Animal Clinic

On May 18, 2022, the Company acquired the veterinary practice and related assets of Bartow Animal Clinic in Bartow, FL by entering into an Asset Purchase Agreement (“Bartow APA”) with Winter Park Veterinary Clinic, Inc. (“Bartow”) in exchange for the payment of $1,055,000 through the Company’s wholly owned subsidiary IVP FL Holding Company LLC. Simultaneously, the real estate operations (land and buildings) utilized by the Bartow Practice was purchased through a Bill of Sale in exchange for $350,000 from the Bartow Practice through the Company’s wholly owned subsidiary, IVP CA Properties, LLC.

This acquisition was financed by two loans provided by Farmers National Bank of Danville Kentucky for a total of $969,000 (See Note 6 – “Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $100,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the combined acquisitions from the Bartow Practice in the amount of $1,405,000 was accounted for the acquisition as single business combinations, in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$1,305,000
Notes Payable	100,000
Acquisition costs included in general and administrative	14,960

Recognized amounts of identifiable assets acquired
Inventory	15,000
Buildings	230,000
Land	60,000
Furniture, fixtures & equipment	171,984
Tradename – Trademarks (5-year life)	49,800
Non-compete agreement (2-year life)	13,900
Client list (5-year life)	90,000
Total identifiable net assets assumed	630,684
Goodwill	774,316
Total	$1,405,000

Since we first reported the preliminary purchase price allocation for the Bartow transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $96,984 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Dietz Family Pet Hospital

On June 15, 2022, the Company acquired the veterinary practice and related assets of Dietz Family Pet Hospital in Richmond, TX by entering into an Asset Purchase Agreement (“Dietz APA”) with Dietz Family Pet Hospital, P.A. (“Dietz”) in exchange for the payment of $500,000 through the Company’s wholly owned subsidiary IVP Texas Holding Company LLC and its wholly owned subsidiary, IVP Texas Managing Co. LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $382,500 (See Note 6 – “Debt – Master Lending and Credit Facility) and note payable due to the sellers on or before September 9, 2027 in the amount of $50,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition of the Dietz Practice in the amount of $500,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$450,000
Notes Payable	50,000
Acquisition costs included in general and administrative	20,193

Recognized amounts of identifiable assets acquired
Inventory	21,000
Furniture, fixtures & equipment	59,151
Tradename – trademarks (5-year life)	37,800
Non-compete agreement (2-year life)	12,200
Customer Lists (5-year life)	32,000
Total identifiable net assets assumed	162,151
Goodwill	337,849
Total	$500,000

Since we first reported the preliminary purchase price allocation for the Dietz transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $15,849 decrease to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Aberdeen Veterinary Clinic

On July 29, 2022, the Company acquired the veterinary practice and related assets of Aberdeen Veterinary Clinic in Aberdeen, MD (“Aberdeen Practice”) by entering into an Asset Purchase Agreement (“Aberdeen APA”) with Fritz Enterprises, Inc. in exchange for the payment of $574,683 through the Company’s wholly owned subsidiary, IVP MD Holding Company, LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $445,981 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $50,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Aberdeen Practice in the amount of $574,683 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$524,683
Convertible Notes Payable	50,000
Acquisition costs included in general and administrative	17,762

Recognized amounts of identifiable assets acquired
Inventory	20,000
Furniture, fixtures & equipment	145,982
Trademark (5-year life)	18,600
Non-compete agreement (2-year life)	9,700
Client list (5-year life)	25,000
Total identifiable net assets assumed	219,282
Goodwill	355,401
Total	$574,683

Since we first reported the preliminary purchase price allocation for the Aberdeen transaction as of June 30, 2022, the Company made measurement period adjustment, which composed of a $30,882 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

All Breed Pet Care

On August 12, 2022, the Company acquired the veterinary practice and related assets of All Breed Pet Care veterinary clinic in Newburgh, IN by entering into an Asset Purchase Agreement (“All Breed APA”) with Tejal Rege (the “All Breed Practice” or collectively “All Breed”) in exchange for the payment of $952,000 through the Company’s wholly owned subsidiary IVP IN Holding Company, LLC. Simultaneously, the real estate operations (land and building) utilized by the All Breed practice was purchased through a Bill of Sale in exchange for $1,200,000 from All Breed Pet Care, LLC through the Company’s wholly owned subsidiary, IVP IN Properties, LLC.

These acquisitions were financed by three loans provided by Farmers National Bank of Danville Kentucky for a total $1,765,450 (See Note 6 – Debt – Master Lending and Credit Facility) and convertible note payable due to the sellers on or before September 9, 2027 in the amount of $75,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition of the All Breed Practice in the amount of $2,122,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$2,077,000
Convertible Notes Payable	75,000
Acquisition costs included in general and administrative	15,000

Recognized amounts of identifiable assets acquired
Inventory	45,000
Building	1,045,000
Land	155,000
Furniture, fixtures & equipment	170,013
Trademark (5-year life)	63,600
Non-compete agreement (2-year life)	31,800
Client list (5-year life)	196,000
Total identifiable net assets assumed	1,706,413
Goodwill	445,587
Total	$2,152,000

Since we first reported the preliminary purchase price allocation for the All Breed transaction as of June 30, 2022, the Company made measurement period adjustments, which composed of a $20,000 increase to Inventory and a $70,013 increase to Furniture, fixtures & equipment. This adjustment did not have a significant impact on our consolidated statements of operations in the period previously presented. The adjustment was recognized in the reporting period in which the adjustment amounts is determined, which was the fourth quarter of 2022.

Pony Express

On October 31, 2022, the Company acquired the veterinary practice and related assets of Pony Express Veterinary Clinic in Xenia, OH (“Pony Express Practice” or collectively “Pony Express”) by entering into an Asset Purchase Agreement (“Pony Express APA”) with Pony Express Veterinary Hospital, Inc. in exchange for the payment of $2,608,652 through the Company’s wholly owned subsidiary, IVP OH Holding Company, LLC. Simultaneously, the real estate operations (land and building) utilized by the Pony Express practice was purchased through a Bill of Sale in exchange for $500,000 from Pony Expressions Enterprises, Ltd through the Company’s wholly owned subsidiary, IVP OH Properties, LLC.

This acquisition was financed by three loans provided by First Southern National Bank for a total of $2,853,314 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $200,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Pony Express Practice in the amount of $3,108,652 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$2,908,652
Convertible Note Payable	200,000
Acquisition costs included in general and administrative	6,077

Recognized amounts of identifiable assets acquired
Inventory	44,000
Building	234,221
Land	265,779
Furniture, fixtures & equipment	253,072
Trademark (5-year life)	276,900
Non-compete agreement (2-year life)	120,400
Client list (5-year life)	556,000
Total identifiable net assets assumed	1,760,372
Goodwill	1,348,280
Total	$3,108,652

Williamsburg

On December 9, 2022, the Company acquired the veterinary practice and related assets of Williamsburg Veterinary Clinic in Williamsburg, MA (“Williamsburg Practice”) by entering into an Asset Purchase Agreement (“Williamsburg APA”) with Williamsburg Animal Clinic, LLC in exchange for the payment of $850,000 through the Company’s wholly owned subsidiary, IVP MA Holding Company, LLC.

This acquisition was financed by a loan provided by Farmers National Bank of Danville Kentucky for a total of $637,500 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $100,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Williamsburg Practice in the amount of $850,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$750,000
Convertible Note Payable	100,000
Acquisition costs included in general and administrative	19,196

Recognized amounts of identifiable assets acquired
Inventory	61,196
Building	-
Land	-
Furniture, fixtures & equipment	28,202
Trademark (5-year life)	79,500
Non-compete agreement (2-year life)	56,300
Client list (5-year life)	190,000
Total identifiable net assets assumed	415,198
Goodwill	434,802
Total	$850,000

Old 41

On December 16, 2022, the Company acquired the veterinary practice and related assets of The Old 41 Veterinary Clinic in Bonita Springs, FL (“Old 41 Practice” or collectively “Old 41”) by entering into an Asset Purchase Agreement (“Old 41 APA”) with The Old 41 Animal Hospital, LLC in exchange for the payment of $665,000 through the Company’s wholly owned subsidiary, IVP FL Holding Company, LLC. Simultaneously, the real estate operations (land and building) utilized by the Old 41 practice was purchased through a Bill of Sale in exchange for $800,000 from Scott A. Gregory DVM, LLC through the Company’s wholly owned subsidiary, IVP FL Properties, LLC.

This acquisition was financed by two loans provided by First Southern National Bank for a total of $1,208,000 (See Note 6 – Debt – Master Lending and Credit Facility) and a convertible note payable due to the sellers on or before September 9, 2027 in the amount of $50,000 with an interest rate per annum of 6% payable on the first business day of January annually beginning in 2023, convertible into the Company’s Series B Common Stock at a 25% discount upon of the opening price of the Company’s public offering, or upon a liquidation event.

The total cash consideration paid for the acquisition from the Old 41 Practice in the amount of $1,465,000 was accounted for in accordance with ASC Topic 805. The final purchase price allocation amounts are as follows:

Consideration:
Cash paid prior to the time of closing	$1,415,000
Convertible Note Payable	50,000
Acquisition costs included in general and administrative	12,820

Recognized amounts of identifiable assets acquired
Inventory	15,804
Building	570,000
Land	300,000
Furniture, fixtures & equipment	103,239
Trademark (5-year life)	44,900
Non-compete agreement (2-year life)	17,400
Client list (5-year life)	44,000
Total identifiable net assets assumed	1,095,343
Goodwill	369,657
Total	$1,465,000

Pro-Forma Financial Information (Unaudited)

The following pro forma information presents the consolidated results of Inspire, Pasco Practice, Kern Practice, Lytle Practice, Bartow Practice, Dietz Practice, Aberdeen Practice, All Breed Practice, Pony Express Practice, Williamsburg Practice, and Old 41 Practice for the year ended December 31, 2022 as if the acquisitions were made on January 1, 2022. The following pro forma information presents the consolidated results of Inspire, Kauai Veterinary Clinic, Chiefland Practice, P&F Practice, Pasco Practice, Kern Practice, Lytle Practice, Bartow Practice, Dietz Practice, Aberdeen Practice, All Breed Practice, Pony Express Practice, Williamsburg Practice, and Old 41 Practice for the year ended December 31, 2021 as if the acquisitions were made on January 1, 2021. The unaudited pro forma information is presented for illustrative purposes only. It is not necessarily indicative of the results of operations of future periods, or the results of operations that actually would have been realized had the entities been a single company during the periods presented or the results that the combined company will experience after the acquisition. The unaudited pro forma information does not give effect to the potential impact of current financial conditions, regulatory matters or any anticipated synergies, operating efficiencies or cost savings that may be associated with the acquisition. The unaudited pro forma information also does not include any integration costs or remaining future transaction costs that the companies may incur related to the acquisition as part of combining the operations of the companies. As a result of the adjustment, $318,744 and $18,343 of amortization expense for the acquired intangible assets was applied in calculating the Net Loss, for the year ended December 31, 2022 and 2021, respectively.

The unaudited pro forma consolidated results of operations, assuming the acquisitions had occurred on January 1, 2022 and 2021, are as follows:

	For the year ended
	December 31, 2022	December 31, 2021
Revenue	$16,953,261	$17,471,036
Costs and expenses	18,666,172	16,235,014
(Loss) income from operations	(1,712,9111)	1,236,022
Other expense	(1,423,882)	(211,091)
(Loss) income before income taxes	(3,136,793)	1,024,931
Income tax benefit (expense)	30,094	(74,330)
Net (loss) income	$(3,106,699)	$950,601